Finance debt (Details 4) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Borrowings	$ 26,441	$ 23,162
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,447
Not later than one year [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,186
Not later than one year [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	671
Not later than one year [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	21
Not later than one year [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	41
Not later than one year [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	$ 6
Not later than one year [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.30%
Not later than one year [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate		7.30%
Not later than one year [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	10.10%
Not later than one year [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.60%
Not later than one year [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%
Not later than one year [member] | Weighted average [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Average interest rate	3.10%
Not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,165
Not later than one year [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	285
Not later than one year [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	21
Not later than one year [member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	41
Not later than one year [member] | Floating interest rate [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	6
Not later than one year [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	282
Not later than one year [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	386
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,000
Later than one year and not later than two years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,152
Later than one year and not later than two years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	147
Later than one year and not later than two years [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	$ 5
Later than one year and not later than two years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.00%
Later than one year and not later than two years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.80%
Later than one year and not later than two years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	9.30%
Later than one year and not later than two years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than one year and not later than two years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than one year and not later than two years [member] | Weighted average [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Average interest rate	3.10%
Later than one year and not later than two years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,321
Later than one year and not later than two years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	34
Later than one year and not later than two years [member] | Floating interest rate [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	5
Later than one year and not later than two years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	679
Later than one year and not later than two years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	113
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,563
Average interest rate	5.70%
Later than two years and not later than three years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,811
Later than two years and not later than three years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	138
Later than two years and not later than three years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	105
Later than two years and not later than three years [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	$ 5
Average interest rate	3.10%
Later than two years and not later than three years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate		6.80%
Later than two years and not later than three years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	9.60%
Later than two years and not later than three years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Later than two years and not later than three years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than two years and not later than three years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 523
Later than two years and not later than three years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	34
Later than two years and not later than three years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	105
Later than two years and not later than three years [member] | Floating interest rate [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	5
Later than two years and not later than three years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,040
Later than two years and not later than three years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	104
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Borrowings	709
Later than three years and not later than four years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,098
Later than three years and not later than four years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	962
Later than three years and not later than four years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	26
Later than three years and not later than four years [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	396
Later than three years and not later than four years [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	$ 5
Later than three years and not later than four years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%
Later than three years and not later than four years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate		7.10%
Later than three years and not later than four years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	9.90%
Later than three years and not later than four years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Later than three years and not later than four years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%
Later than three years and not later than four years [member] | Weighted average [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Average interest rate	3.10%
Later than three years and not later than four years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 144
Later than three years and not later than four years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	34
Later than three years and not later than four years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	26
Later than three years and not later than four years [member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	396
Later than three years and not later than four years [member] | Floating interest rate [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	5
Later than three years and not later than four years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	565
Later than three years and not later than four years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	928
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,036
Later than four years and not later than five years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	3,200
Later than four years and not later than five years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	635
Later than four years and not later than five years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	52
Later than four years and not later than five years [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	$ 477
Later than four years and not later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.20%
Later than four years and not later than five years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate		7.20%
Later than four years and not later than five years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	10.40%
Later than four years and not later than five years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Later than four years and not later than five years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than four years and not later than five years [member] | Weighted average [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Average interest rate	3.10%
Later than four years and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 699
Later than four years and not later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	528
Later than four years and not later than five years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	52
Later than four years and not later than five years [member] | Floating interest rate [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	477
Later than four years and not later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,337
Later than four years and not later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	107
Later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings	8,874
Later than five years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	14,994
Later than five years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	5,203
Later than five years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	361
Later than five years [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 556
Later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Later than five years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate		6.60%
Later than five years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	8.10%
Later than five years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.80%
Later than five years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Later than five years [member] | Weighted average [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 220
Later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	4,754
Later than five years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	361
Later than five years [member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	556
Later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	8,654
Later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	449
Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	16,629
Total [Member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	26,441
Total [Member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	7,756
Total [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	565
Total [Member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	993
Total [Member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	$ 498
Total [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.40%
Total [Member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate		6.70%
Total [Member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	9.30%
Total [Member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Total [Member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.30%
Total [Member] | Weighted average [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Average interest rate	3.10%
Total [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 4,072
Total [Member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	5,669
Total [Member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	565
Total [Member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	993
Total [Member] | Floating interest rate [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	498
Total [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	12,557
Total [Member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	2,087
At fair value [member]
IfrsStatementLineItems [Line Items]
Borrowings	16,630
At fair value [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	25,907
At fair value [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	7,248
At fair value [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	562
At fair value [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	988
At fair value [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	$ 479